Earnings Per Share - Summary of Basic Earnings Per Share (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2020 CAD ($) $ / shares shares	Jan. 31, 2020 $ / shares	Jan. 31, 2019 CAD ($) $ / shares shares	Jan. 31, 2019 $ / shares
Basic earnings per share [abstract]
Net income attributable to shareholders | $	$ 371.4		$ 227.0
Weighted average number of shares | shares	92,760,943		98,291,845
Earnings per share - basic | (per share)	$ 4.00	$ 4.00	$ 2.31	$ 2.31